DEBT - Additional Information (Details)							3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($) Loan $ / shares shares	Dec. 07, 2017 $ / shares	Sep. 21, 2017 USD ($) shares	Sep. 07, 2017 $ / shares	May 11, 2017 $ / shares	Feb. 09, 2017 $ / shares	Sep. 30, 2017 USD ($) trading_day consecutive_trading_day $ / shares	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) Loan $ / shares shares	Sep. 30, 2017 USD ($) $ / shares	Dec. 31, 2017 USD ($) Loan $ / shares shares	Dec. 30, 2016 USD ($) $ / shares	Jan. 01, 2016 USD ($) $ / shares	Sep. 29, 2017 USD ($)	Sep. 25, 2017 USD ($)	Sep. 20, 2017 $ / shares shares
Debt Disclosure [Line Items]
Cash paid for interest, net of amounts capitalized											$ 22,000,000	$ 23,000,000	$ 30,000,000
Securitization pool of vacation ownership notes receivable							$ 361,000,000
Proceeds from accounts receivable securitization							$ 350,000,000
Number of notes receivable pools failed to perform within the established parameters | Loan	0										0
Number of notes receivable pools outstanding | Loan	8								8		8
Proceeds from issuance of Convertible Notes											$ 230,000,000	$ 0	$ 0
Cash dividends declared per share of common stock (in usd per share) | $ / shares		$ 0.40		$ 0.35	$ 0.35	$ 0.35					$ 1.45	$ 1.25	$ 1.05
Purchase of Convertible Note Hedges											$ (33,000,000)	$ 0	$ 0
Proceeds from issuance of Warrants											$ 20,000,000	$ 0	$ 0
Non-Recourse Debt
Debt Disclosure [Line Items]
Debt, weighted average interest rate	2.50%								2.50%		2.50%
Non-Recourse Debt | Minimum
Debt Disclosure [Line Items]
Debt, stated interest rate	2.20%								2.20%		2.20%
Non-Recourse Debt | Maximum
Debt Disclosure [Line Items]
Debt, stated interest rate	6.30%								6.30%		6.30%
Convertible Notes | Convertible Senior Notes
Debt Disclosure [Line Items]
Debt, stated interest rate							1.50%			1.50%
Debt instrument face amount							$ 230,000,000			$ 230,000,000
Proceeds from issuance of Convertible Notes							$ 224,000,000
Conversion ratio							0.0000067482				0.0000067508
Conversion price (in usd per share) | $ / shares	$ 148.13						$ 148.19		$ 148.13	$ 148.19	$ 148.13
Threshold trading days | trading_day							20
Threshold consecutive trading days | consecutive_trading_day							30
Threshold percentage of stock price trigger							130.00%
Measurement period threshold trading days | trading_day							5
Measurement period threshold consecutive trading days | consecutive_trading_day							5
Ratio of trading price per 1000 principle amount							98.00%
Redemption price							100.00%
Percentage of debt held by individual owner										25.00%
Long-term Debt	$ 192,000,000								$ 192,000,000		$ 192,000,000				$ 197,000,000
Equity component, net of issuance costs	$ 33,000,000								$ 33,000,000		$ 33,000,000				$ 33,000,000
Debt Instrument, Convertible, Remaining Discount Amortization Period											4 years 8 months 12 days
Debt issuance costs							$ 7,000,000			$ 7,000,000
Percentage above common stock price to conversion price of convertible debt when instrument is eligible for conversion							30.00%			30.00%
Convertible Notes | Over-Allotment Option
Debt Disclosure [Line Items]
Debt instrument face amount							$ 30,000,000			$ 30,000,000
Non-Interest Bearing Note Payable | Non-Interest Bearing Note Payable
Debt Disclosure [Line Items]
Interest rate, effective percentage	6.00%								6.00%		6.00%
MVW Owner Trust 2015-1 | Non-Recourse Debt
Debt Disclosure [Line Items]
Debt, weighted average interest rate							2.51%			2.51%
MVW Owner Trust 2015-1 | Non-Recourse Debt | Class A Notes
Debt Disclosure [Line Items]
Debt, stated interest rate							2.42%			2.42%
Debt instrument face amount							$ 276,031,000.000			$ 276,031,000.000
MVW Owner Trust 2015-1 | Non-Recourse Debt | Class B Notes
Debt Disclosure [Line Items]
Debt, stated interest rate							2.75%			2.75%
Debt instrument face amount							$ 46,907,000.000			$ 46,907,000.000
MVW Owner Trust 2015-1 | Non-Recourse Debt | Class C Notes
Debt Disclosure [Line Items]
Debt, stated interest rate							2.99%			2.99%
Debt instrument face amount							$ 27,062,000.000			$ 27,062,000.000
Revolving Credit Facility | Minimum
Debt Disclosure [Line Items]
Commitment fee											0.20%
Revolving Credit Facility | Maximum
Debt Disclosure [Line Items]
Commitment fee							0.40%
Revolving Credit Facility | Previous Revolving Corporate Credit Facility
Debt Disclosure [Line Items]
Line of credit facility, maximum borrowing capacity														$ 200,000,000
Revolving Credit Facility | Revolving Corporate Credit Facility
Debt Disclosure [Line Items]
Line of credit facility, maximum borrowing capacity	$ 250,000,000								$ 250,000,000		$ 250,000,000
Line of credit facility, fair value of amount outstanding							$ 0			$ 0
Revolving Credit Facility | Revolving Corporate Credit Facility | Letter of Credit
Debt Disclosure [Line Items]
Line of credit facility, maximum borrowing capacity	30,000,000								30,000,000		30,000,000
Warehouse Credit Facility
Debt Disclosure [Line Items]
Securitization pool of vacation ownership notes receivable								$ 59,000,000
Proceeds from accounts receivable securitization								$ 50,000,000
Line of credit facility, maximum borrowing capacity	250,000,000								250,000,000		250,000,000
Line of credit facility, fair value of amount outstanding	$ 0								$ 0		$ 0
Payable period after termination											13 months
Advance rate for securitization								85.00%
Cash flows between transferee and transferor proceeds								$ 50,000,000
Funding of restricted cash								$ 1,000,000
Euro Dollar Rate | Revolving Credit Facility | Revolving Corporate Credit Facility | Minimum
Debt Disclosure [Line Items]
Debt instrument, percentage points added to the reference rate									0.50%
Euro Dollar Rate | Revolving Credit Facility | Revolving Corporate Credit Facility | Maximum
Debt Disclosure [Line Items]
Debt instrument, percentage points added to the reference rate									2.75%
Convertible Note Hedges
Debt Disclosure [Line Items]
Indexed shares (in shares) | shares			1,550,000
Purchase of Convertible Note Hedges			$ (33,000,000)
Convertible note hedges exercised (in shares) | shares	0								0		0
Private Warrants
Debt Disclosure [Line Items]
Number of securities called by warrants (in shares) | shares																1,550,000
Exercise price of warrants (in usd per share) | $ / shares																$ 176.68
Proceeds from issuance of Warrants			$ 20,000,000
Number of warrants exercised (in shares) | shares	0								0		0
Conversion Premium, Stock Price Exceeds The Conversion Price | Convertible Notes | Convertible Senior Notes
Debt Disclosure [Line Items]
Effective percentage above common stock price to conversion price of convertible debt, as effected by convertible note hedge and warrant transactions							55.00%			55.00%
Carrying Amount | Convertible Notes | Convertible Senior Notes
Debt Disclosure [Line Items]
Interest rate, effective percentage	4.70%								4.70%		4.70%